(LOGO) Liberty Funds







                  October 31, 2002

                  Securities and Exchange Commission
                  450 Fifth Street, N.W.
                  Washington, DC  20549

                  Re: Liberty-Stein Roe Funds Municipal Trust Registration File Nos.: 2-99356 and 811-4367

                  Ladies and Gentlemen:

                  Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated November 1, 2002, for Liberty High Yield Municipal Fund, Liberty Managed Municipals Fund and Stein Roe Intermediate Municipals Fund does not differ from that contained in Post-Effective Amendment No. 36 (the Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2002.

                  Please direct any questions or comments you may have with respect to the filing to the undersigned at 617-772-3363.

                  Sincerely,

                  LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST



                  Russell L. Kane
                  Assistant Secretary




One Financial Center Boston MA 02111